PREPAYMENT FOR ACQUISITION OF PROPERTY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Prepayment for acquisition of property	¥ 71,024	$ 10,230	¥ 71,024	¥ 0